Disposal of Subsidiary	12 Months Ended
Dec. 31, 2024
Disposal of Subsidiary [Abstract]
DISPOSAL OF SUBSIDIARY

NOTE 20 — DISPOSAL OF SUBSIDIARY

On December 18, 2024, the Company completed the sale of its First Fertility Bishkek LLC to an unrelated third party for total consideration of US$11, consisting of cash.

As part of the disposal, all the outstanding account payables and receivables as well as all outstanding balances between the First Fertility Bishkek LLC and Harcourt, FFPGS, and the Director were transferred to the Seller. Any tax liabilities in Kyrgyzstan arising from the transfer of these balances shall be borne by the Buyer.

The following table summarizes the financial impact of the disposal:

●	Consideration received: Cash of $11

●	Net assets acquired of $486,706

●	Reversal of excess tax of $486,706

The disposal was accounted for in accordance with ASC 810, Consolidation. As a result, the Company deconsolidated First Fertility Bishkek LLC and recognized a write back of tax (after netting against the cash consideration received) in the amount of US$486,706 in the consolidated statements of operations for the year ended December 31, 2024.

The disposal did not represent a strategic shift and, therefore, was not classified as a discontinued operation under ASC 205-20.